Lease Liability (Details) - Schedule of lease liability is classified in the consolidated statement - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of lease liability is classified in the consolidated statement [Abstract]
Current	$ 9,795,058	$ 2,154,878
Non-current	79,289,507	28,624,259
Total lease liability	$ 89,084,565	$ 30,779,137